Undiscovered Managers Behavioral Value Fund Expense Example - L Shares [Member] - Undiscovered Managers Behavioral Value Fund - Class L	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 92
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	516
Expense Example, with Redemption, 10 Years	$ 1,151